Loan Quality and Allowance for Loan Losses - Credit-Rating Classification of Loans Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	$ 1,815,510	$ 1,742,868	$ 1,361,718
Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	570,600	580,612	500,647
Commercial Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,057,288	983,755	666,828
Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	8,708	7,281	11,851
Commercial Business [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	78,448	67,261	70,688
Home Equity Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	72,195	75,611	80,813
Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	23,411	24,010	26,613
Other Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	4,860	4,338	4,278
Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,586,743	1,503,363	1,161,443
Originated and Purchased Loans [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,565,812	1,479,971	1,132,163
Originated and Purchased Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,786	2,397	3,132
Originated and Purchased Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	18,870	20,711	25,846
Originated and Purchased Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	275	284	302
Originated and Purchased Loans [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	20,931	23,392	29,280
Originated and Purchased Loans [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	505,004	506,445	498,987
Originated and Purchased Loans [Member] | Residential Mortgage [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	492,370	492,531	482,462
Originated and Purchased Loans [Member] | Residential Mortgage [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	844	1,626	1,843
Originated and Purchased Loans [Member] | Residential Mortgage [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	11,790	12,288	14,682
Originated and Purchased Loans [Member] | Residential Mortgage [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	12,634	13,914	16,525
Originated and Purchased Loans [Member] | Commercial Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	950,896	878,743	548,356
Originated and Purchased Loans [Member] | Commercial Mortgage [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	945,958	872,063	538,544
Originated and Purchased Loans [Member] | Commercial Mortgage [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	342	357	983
Originated and Purchased Loans [Member] | Commercial Mortgage [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	4,321	6,039	8,527
Originated and Purchased Loans [Member] | Commercial Mortgage [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	275	284	302
Originated and Purchased Loans [Member] | Commercial Mortgage [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	4,938	6,680	9,812
Originated and Purchased Loans [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	5,700	3,619	5,717
Originated and Purchased Loans [Member] | Construction [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	5,332	3,461	5,717
Originated and Purchased Loans [Member] | Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	368	158
Originated and Purchased Loans [Member] | Construction [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	368	158
Originated and Purchased Loans [Member] | Commercial Business [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	44,601	32,589	27,051
Originated and Purchased Loans [Member] | Commercial Business [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	43,061	31,301	25,630
Originated and Purchased Loans [Member] | Commercial Business [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross		25	50
Originated and Purchased Loans [Member] | Commercial Business [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,540	1,263	1,371
Originated and Purchased Loans [Member] | Commercial Business [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,540	1,288	1,421
Originated and Purchased Loans [Member] | Home Equity Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	64,996	67,173	66,726
Originated and Purchased Loans [Member] | Home Equity Loans [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	63,736	66,016	65,353
Originated and Purchased Loans [Member] | Home Equity Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	59	146	228
Originated and Purchased Loans [Member] | Home Equity Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,201	1,011	1,145
Originated and Purchased Loans [Member] | Home Equity Loans [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,260	1,157	1,373
Originated and Purchased Loans [Member] | Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	10,788	10,546	10,461
Originated and Purchased Loans [Member] | Home Equity Lines of Credit [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	10,600	10,352	10,339
Originated and Purchased Loans [Member] | Home Equity Lines of Credit [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	171	84	28
Originated and Purchased Loans [Member] | Home Equity Lines of Credit [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	17	110	94
Originated and Purchased Loans [Member] | Home Equity Lines of Credit [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	188	194	122
Originated and Purchased Loans [Member] | Other Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	4,758	4,248	4,145
Originated and Purchased Loans [Member] | Other Consumer [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	4,755	4,247	4,118
Originated and Purchased Loans [Member] | Other Consumer [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	2	1
Originated and Purchased Loans [Member] | Other Consumer [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1		27
Originated and Purchased Loans [Member] | Other Consumer [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3	1	27
Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	228,767	239,505	200,275
Loans Acquired at Fair Value [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	199,243	208,785	171,743
Loans Acquired at Fair Value [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	12,714	9,861	10,918
Loans Acquired at Fair Value [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	16,804	20,853	17,525
Loans Acquired at Fair Value [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	6	6	89
Loans Acquired at Fair Value [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	29,524	30,720	28,532
Loans Acquired at Fair Value [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	65,596	74,167	1,660
Loans Acquired at Fair Value [Member] | Residential Mortgage [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	63,870	73,425	1,301
Loans Acquired at Fair Value [Member] | Residential Mortgage [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	376
Loans Acquired at Fair Value [Member] | Residential Mortgage [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,350	742	359
Loans Acquired at Fair Value [Member] | Residential Mortgage [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,726	742	359
Loans Acquired at Fair Value [Member] | Commercial Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	106,392	105,012	118,472
Loans Acquired at Fair Value [Member] | Commercial Mortgage [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	98,800	96,758	109,559
Loans Acquired at Fair Value [Member] | Commercial Mortgage [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	4,396	4,600	4,548
Loans Acquired at Fair Value [Member] | Commercial Mortgage [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,196	3,654	4,365
Loans Acquired at Fair Value [Member] | Commercial Mortgage [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	7,592	8,254	8,913
Loans Acquired at Fair Value [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,008	3,662	6,134
Loans Acquired at Fair Value [Member] | Construction [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross			820
Loans Acquired at Fair Value [Member] | Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	352	353	1,300
Loans Acquired at Fair Value [Member] | Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	2,656	3,309	4,014
Loans Acquired at Fair Value [Member] | Construction [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,008	3,662	5,314
Loans Acquired at Fair Value [Member] | Commercial Business [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	33,847	34,672	43,637
Loans Acquired at Fair Value [Member] | Commercial Business [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	18,858	18,946	31,062
Loans Acquired at Fair Value [Member] | Commercial Business [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	7,248	4,602	4,932
Loans Acquired at Fair Value [Member] | Commercial Business [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	7,735	11,118	7,554
Loans Acquired at Fair Value [Member] | Commercial Business [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	6	6	89
Loans Acquired at Fair Value [Member] | Commercial Business [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	14,989	15,726	12,575
Loans Acquired at Fair Value [Member] | Home Equity Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	7,199	8,438	14,087
Loans Acquired at Fair Value [Member] | Home Equity Loans [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	6,453	7,582	13,419
Loans Acquired at Fair Value [Member] | Home Equity Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	77	45	62
Loans Acquired at Fair Value [Member] | Home Equity Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	669	811	606
Loans Acquired at Fair Value [Member] | Home Equity Loans [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	746	856	668
Loans Acquired at Fair Value [Member] | Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	12,623	13,464	16,152
Loans Acquired at Fair Value [Member] | Home Equity Lines of Credit [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	11,184	12,003	15,450
Loans Acquired at Fair Value [Member] | Home Equity Lines of Credit [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	244	245	76
Loans Acquired at Fair Value [Member] | Home Equity Lines of Credit [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,195	1,216	626
Loans Acquired at Fair Value [Member] | Home Equity Lines of Credit [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,439	1,461	702
Loans Acquired at Fair Value [Member] | Other Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	102	90	133
Loans Acquired at Fair Value [Member] | Other Consumer [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	78	71	132
Loans Acquired at Fair Value [Member] | Other Consumer [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	21	16
Loans Acquired at Fair Value [Member] | Other Consumer [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3	3	1
Loans Acquired at Fair Value [Member] | Other Consumer [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	$ 24	$ 19	$ 1